Fair Value Measurements - Summary of Assets Measured at Fair Value on a Non-Recurring Basis (Parenthetical) (Detail) ¥ in Millions, $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2020 CNY (¥)	Mar. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment charges	¥ 390	$ 60
Main Land China Film Group [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Discount Rate			15.00%	15.00%
Maximum | Main Land China Film Group [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Revenue Growth Rate			37.00%	37.00%
Minimum | Main Land China Film Group [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Revenue Growth Rate			32.00%	32.00%
Produced Content
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment charges			¥ 210	$ 32
Impairment charges			¥ 205	$ 31